RELATED-PARTY TRANSACTIONS	3 Months Ended
Mar. 31, 2017
Related Party Transactions [Abstract]
RELATED-PARTY TRANSACTIONS

14. RELATED-PARTY TRANSACTIONS

Acquisitions.  For information on the 2016 Drop Down and its funding, see Notes 11 and 16 of the 2016 Annual Report.

Reimbursement of Expenses from General Partner.  Our General Partner and its affiliates do not receive a management fee or other compensation in connection with the management of our business, but will be reimbursed for expenses incurred on our behalf. Under our Partnership Agreement, we reimburse our General Partner and its affiliates for certain expenses incurred on our behalf, including, without limitation, salary, bonus, incentive compensation and other amounts paid to our General Partner's employees and executive officers who perform services necessary to run our business. Our Partnership Agreement provides that our General Partner will determine in good faith the expenses that are allocable to us.  Due to affiliate on the consolidated balance sheet represents the payables to our General Partner for expenses incurred by it and paid on our behalf.

Expenses incurred by the General Partner and reimbursed by us under our Partnership Agreement were as follows:

	Three months ended March 31,
	2017	2016
	(In thousands)
Operation and maintenance expense	$6,881	$6,749
General and administrative expense	8,295	7,778

Expenses Incurred by Summit Investments.  Prior to the 2016 Drop Down, Summit Investments incurred:

•

certain support expenses and capital expenditures on behalf of the contributed subsidiaries. These transactions were settled periodically through membership interests prior to the respective drop down;

•

interest expense that was related to capital projects for the contributed subsidiaries.  As such, the associated interest expense was allocated to the respective contributed subsidiary's capital projects as a noncash contribution and capitalized into the basis of the asset; and

•

noncash compensation expense for the SMP net profits interests, which were accounted for as compensatory awards.  As such, the annual expense associated with the SMP net profits was allocated to the respective contributed subsidiary and is reflected in general and administrative expenses in the statements of operations.

Subsequent to any drop down, these expenses are retrospectively included in the reimbursement of General Partner expenses disclosed above due to common control.

In January 2017, SMP Holdings sold 4,000,000 common units representing limited partner interests in SMLP at a price to the public of $24.00 per common unit.  Consistent with its obligations under our Partnership Agreement, SMLP paid all costs and expenses of the secondary offering (other than underwriting discounts and fees and expenses of counsel and advisors to SMP Holdings in the sale).  SMLP did not receive any of the proceeds from the secondary offering.